Share-based payments - Share option changes and outstanding (Details)	12 Months Ended
	Dec. 31, 2020 $ / shares	Dec. 31, 2020	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) $ / shares
Share-based payments
Number of share options outstanding in share-based payment arrangement at beginning of period | $			1,109,943	624,478
Granted | $			687,255	580,440
Exercised | $			(235,123)	(1,800)
Forfeited/expired | $			(39,713)	(93,175)
Number of share options outstanding in share-based payment arrangement at end of period		1,522,362	1,522,362	1,109,943
Weighted average exercise price of share options outstanding in share-based payment arrangement at beginning of period	$ 8.09			$ 8.34
Granted	14.44			7.26
Exercised	8.18			2.26
Forfeited/expired	10.05			8.12
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period	$ 10.97			$ 8.09